Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax benefit (loss) at statutory rate of 21%					$ 79,000	$ 22,000
State and local tax benefit (loss), net of federal					27,000	7,500
Change in valuation account					(4,000)	(29,500)
Income tax expense (benefit)